Other Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income (Loss) [Line Items]
Gain (Loss) on Repurchase of Debt Instrument	$ 0	$ 0	$ (12,694)
Credit loss provision	0	0	2,604
Other - net (note 17)	4,334	(1,691)	(3,066)
Defined Benefit Plan, Plan Assets, Divestiture	0	(3,619)	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	449	4,817
Marketable Security, Unrealized Gain (Loss)		0	0
Miscellaneous income (loss)	325	(836)	(1,426)
Foreign Currency Gain (Loss)	2,407	1,431	2,995
Teekay Tankers
Other Income (Loss) [Line Items]
Marketable Security, Unrealized Gain (Loss)	1,401
Petrojarl Foinaven FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)	$ 201
FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		$ 884	$ 638